VictoryShares WestEnd U.S. Sector ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
VictoryShares WestEnd U.S. Sector ETF | VictoryShares WestEnd U.S. Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	24.67%	23.72%